UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No.	/ /

(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, Pennsylvania 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.
Taylor Brody, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8099
(215) 564-8071

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Standard Class and Service Class shares of beneficial interest, no par value, of Delaware VIP International Series.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective on October 10, 2020 pursuant to Rule 488 under the Securities Act of 1933.

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Prospectus/Information Statement
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

DELAWARE VIP® INTERNATIONAL VALUE EQUITY SERIES

100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
 (800) 523-1918

IMPORTANT SHAREHOLDER INFORMATION

This Prospectus/Information Statement is being provided to inform you that on or about Nov. 19, 2020, Delaware VIP International Value Equity Series, a series of Delaware VIP Trust, will be reorganized with and into Delaware VIP International Series, also a series of Delaware VIP Trust (the “Reorganization”).  The Prospectus/Information Statement discusses this Reorganization and provides you with information that you should consider.  The Board of Trustees of Delaware VIP Trust approved the Reorganization and concluded that the Reorganization is in the best interests of Delaware VIP International Value Equity Series and its shareholders.

Please review the information in the Prospectus/Information Statement.  You do not need to take any action regarding your account because no shareholder vote is required.  On or about Nov. 19, 2020, your shares of Delaware VIP International Value Equity Series will be converted automatically at net asset value into shares of the corresponding class of Delaware VIP International Series.

The investment objectives, strategies, and risks of the Series are similar to one another, but also differ in certain respects. The enclosed Prospectus/Information Statement provides important information regarding such differences, as well as similarities, that shareholders of Delaware VIP International Value Equity Series should consider in determining whether an investment in Delaware VIP International Series is appropriate for them.  Shareholders may redeem their shares in Delaware VIP International Value Equity Series at any time prior to the closing of the Reorganization (or shares of the Delaware VIP International Series received as part of the Reorganization).  No sales loads, commissions or other transaction fees will be imposed on shareholders in connection with the Reorganization.

If you have any questions, please call 800 523-1918.
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PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

THE REORGANIZATION	3
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS, AND INVESTMENT RESTRICTIONS	3
How do the investment objectives, principal strategies, principal risks, and fundamental investment restrictions of the Acquired Series compare against those of the Acquiring Series?	3
INFORMATION ABOUT THE SERIES	10
What are the fees and expenses of each Series and what are the anticipated fees and expenses after the Reorganization?	10
What are the general tax consequences of the Reorganization?	11
Who manages the Series	11
How do the performance records of the Series compare?	13
Where can I find more financial information about the Series?	15
What are other key features of the Series?	15
REASONS FOR THE REORGANIZATION	20
INFORMATION ABOUT THE REORGANIZATION AND THE PLAN	22
How will the Reorganization be carried out?	22
Who will pay the expenses of the Reorganization?	22
What are the tax consequences of the Reorganization?	22
What should I know about shares of the Acquired Series and Acquiring Series?	24
What are the capitalizations of the Series and what might the capitalization be after the Reorganization?	25
Do the Trustees and Officers own shares of the Series?	26
Who are the control persons and owners of record or beneficially 5% or more of any class of a Series’ outstanding equity securities?	26
MORE INFORMATION ABOUT THE SERIES	27
EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	29

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Delaware Funds® by Macquarie
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
(800) 523-1918

PROSPECTUS/INFORMATION STATEMENT

Dated [       ], 2020

Acquisition of the Assets of:
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (a series of Delaware VIP Trust)
By and in exchange for shares of:
DELAWARE VIP INTERNATIONAL SERIES (a series of Delaware VIP Trust)

This Prospectus/Information Statement is being furnished to shareholders of Delaware VIP International Value Equity Series (the “Acquired Series”), a series of Delaware VIP Trust (the “Trust”), which will be reorganized into Delaware VIP International Series (the “Acquiring Series”), also a series of the Trust. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill (“Assets”) of the Acquired Series will be acquired by the Acquiring Series, and (ii) the Trust, on behalf of the Acquiring Series, will assume the liabilities of  the Acquired Series, in exchange for shares of the Acquiring Series. According to the Plan, the Acquired Series will be liquidated and dissolved following the Reorganization. The Board of Trustees of the Trust (the “Board”) has approved the Plan and the Reorganization on behalf of both the Acquired Series and the Acquiring Series. Shareholders of the Acquired Series are not required to and are not being asked to approve the Plan or the Reorganization. Pursuant to the Plan, holders of Standard Class and Service Class shares of the Acquired Series will receive the equivalent aggregate net asset value of Standard and Service Class shares, respectively, of the Acquiring Series.

 Each Series is a nondiversified series of the Trust.  Delaware Management Company (“DMC” or the “Manager”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) (a Delaware statutory trust) serves as the primary investment advisor for both Series.

This Prospectus/Information Statement sets forth the information that you should know about the Reorganization.  You should retain this Prospectus/Information Statement for future reference.  A Statement of Additional Information dated [           ], 2020 (the “SAI”), relating to this Prospectus/Information Statement, contains additional information about the Acquiring Series and the Reorganization, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The Prospectus of the Acquiring Series, dated April 29, 2020 (1933 Act File No. 033-14363) (the “Acquiring Series Prospectus”), is intended to provide you with information about the Acquiring Series. The Prospectus of the Acquired Series, dated April 29, 2020 (1933 Act File No. 033-14363) (the “Acquired Series Prospectus”), provides additional information about the Acquired Series and is incorporated herein by reference.

You can request a free copy of either Series’ Prospectus, SAI, Annual Report, or Semiannual Report by writing or calling your financial intermediary or by contacting the Series’ distributor, Delaware Distributors, L.P. at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354  or by calling toll-free at 800 523-1918.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement.  Any representation to the contrary is a criminal offense.

THE REORGANIZATION
At a meeting held on Aug. 12, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Trustees”), on behalf of each of the Series, considered the proposal to reorganize the Acquired Series with and into the Acquiring Series, and approved the Plan.

The Reorganization will result in your shares of the Acquired Series being exchanged for Acquiring Series shares equal in value (but having a different price per share) to your shares of the Acquired Series. In particular, shareholders of Standard Class and Service Class shares of the Acquired Series will receive the same class of shares of the Acquiring Series. This means that you will cease to be an Acquired Series shareholder and will become an Acquiring Series shareholder. This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around Nov. 19, 2020.

For the reasons set forth below under “Reasons for the Reorganization,” the Board has determined that the Reorganization is in the best interests of the Acquired Series and the Acquiring Series. The Board has also concluded that the interests of the existing shares of the Acquired Series and the existing shares of the Acquiring Series will not be diluted as a result of the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS, AND INVESTMENT RESTRICTIONS
How do the investment objectives, principal strategies, principal risks, and fundamental investment restrictions of the Acquired Series compare against those of the Acquiring Series?
This section will help you compare the investment objectives, principal strategies, principal risks, and fundamental investment restrictions of the Acquired Series and the Acquiring Series. More complete information may be found in the Series’ Prospectuses and Statements of Additional Information.  For a complete description of the Acquiring Series’ investment objectives, strategies, and risks, you should read the Acquiring Series Prospectus.

Investment Objectives. The Acquired Series and Acquiring Series have similar, but not identical, principal investment objectives, as described in each of their Prospectuses, and included below.

Delaware VIP International Value Equity Series (Acquired Series)	Delaware VIP International Series (Acquiring Series)
What is the Series’ investment objective? Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal.	What is the Series’ investment objective? Delaware VIP International Series seeks long-term capital growth.

Principal Investment Strategies. The Acquired Series and Acquiring Series have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Delaware VIP International Value Equity Series (Acquired Series)	Delaware VIP International Series (Acquiring Series)
What are the Series’ principal investment strategies?

The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Series will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (80% policy). Under normal circumstances, the Series will invest at least 65% of its total assets in equity securities of issuers

What are the Series’ principal investment strategies?

The Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series may invest up to 15% of its total assets in emerging markets securities.

The Manager searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The Manager believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value. The Manager focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Series:

• Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the teams understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•The Manager places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The Manager constructs a portfolio on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

The Series may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Series is a nondiversified fund.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency.

To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series may invest in emerging markets securities. The Series is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock's price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business.

Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Series’ ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks.

Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business.

An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company's earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value.

The portfolio managers strive to purchase stocks at a discount to what they deem to be true value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

The Manager may permit its affiliates, Macquarie Funds Management Hong Kong Limited (MFMHKL) and Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

Each Series is classified as “nondiversified” under applicable federal law and each Series may concentrate its investments in the consumer staples sector.

The investment strategies of the Series are similar in some ways, but also differ in certain respects.

Both Series invest primarily in equity securities, a significant percentage of which are located outside of the United States.

For each Series, the Manager may permit its affiliates, Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Global Limited (“MIMGL”), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

For both Series, the Manager searches for securities that are trading at prices that are lower than the value that the Manager determines for the security.  However, the process for determining whether a company is undervalued or mispriced differs between the two Series.

With regard to the Acquired Series, the Manager searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. The Manager believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value.

In selecting investments for the Acquired Series:

•
Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the teams understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•
The Manager places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The Manager constructs a portfolio on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

The investment process for the Acquiring Series is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value. The portfolio managers strive to purchase stocks at a discount to what they deem to be true value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

Foreign Equity Securities

The Acquired Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Acquired Series will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (80% policy). Under normal circumstances, the Acquired Series will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Acquired Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Acquired Series may invest up to 15% of its total assets in emerging markets securities. The Acquiring Series may also invest in emerging markets securities.

The Acquiring Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation. The Acquiring Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Acquiring Series may invest in securities issued in any currency and may hold foreign currency.

To a limited degree, the Acquiring Series may also invest in companies based in the United States. The Acquiring Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer.

Both Series may invest in foreign securities directly or indirectly through ADRs and the Acquired Series may invest in EDRs, and GDRs.

Other Securities

Both Series may concentrate their investments in the consumer staples sector.

Both Series may hold investment company securities.

The Acquired Series is permitted to purchase or sell foreign currencies and/or engage in forward foreign currency contracts and to use options or futures, including call options.

The Acquired Series may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.”

The Acquired Series may use repurchase agreements as short-term investments for its cash position.

The Acquiring Series may invest in REITs and time deposits.

Both Series may invest up to 10% of its net assets in illiquid investments. Securities that are traded on foreign markets can be illiquid at times.

Both Series may buy or sell securities on a when-issued or delayed-delivery basis (i.e., paying for securities before delivery or taking delivery at a later date).

In response to unfavorable market conditions, each Series may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with a Series’ investment objective. To the extent that a Series holds such instruments, it may be unable to achieve its investment objective.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.  An investment in the Series may not be appropriate for all investors. Each Series’ principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Series and Acquiring Series are nearly identical. However, even though the Acquired Series and Acquiring Series share many of the same types of risks, the degree of such risks may vary.  Each Series’ relative risk/return profile cannot be determined by the following risk chart alone.

Acquired Series	Acquiring Series
Market risk	Market risk
Industry, sector, and security risk	Industry and sector risk
Consumer staples sector risk	Consumer staples sector risk
Nondiversification risk	Nondiversification risk
Foreign risk	Foreign and emerging markets risk
Geographic focus risk
Liquidity risk	Liquidity risk
Government and regulatory risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk

Market risk. (Acquired Series and Acquiring Series) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry, sector, and security risk. (Acquired Series) Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Industry and sector risk. (Acquiring Series) The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Consumer staples sector risk. (Acquired Series and Acquiring Series) Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk. (Acquired Series and Acquiring Series) A nondiversified series has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the series. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Foreign risk. (Acquired Series) The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Foreign and emerging markets risk. (Acquiring Series) The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk. (Acquiring Series) The risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Liquidity risk. (Acquired Series and Acquiring Series) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Government and regulatory risk. (Acquired Series) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

IBOR risk. (Acquired Series and Acquiring Series) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Series and Acquiring Series) The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. The Trust has adopted materially identical fundamental investment restrictions for each Series.  The Trust has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of a Series’ outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Series shall not:

1. With respect to each Series, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that [the Series] shall concentrate its investments in the consumer staples sector, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Series, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Series from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

What is the historical turnover of each of the Series?

The following tables show each Series’ portfolio turnover rates for the past three fiscal years:

Acquired Series	Fiscal Year Ended 12/31/19	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/17
	137%[1]	13%	15%

Acquiring Series	Fiscal Year Ended 12/31/19	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/17
	144%[2]	50%	29%

[1]	The Acquired Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the portfolio managers and associated repositioning.
[2]
The Acquiring Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the portfolio managers and associated repositioning. The turnover shown prior to Oct. 4, 2019 reflects the turnover of a predecessor series.

The alignment of portfolio securities in the Acquiring Series following the Reorganization may increase portfolio turnover for the Acquiring Series, which may generate additional costs associated with portfolio turnover.  While the Reorganization will be structured as a tax-free reorganization, the repositioning of a combined portfolio may result in capital gains due to the realignment of the combined portfolio in keeping with the Acquiring Series’ investment strategy and policies.

INFORMATION ABOUT THE SERIES
What are the fees and expenses of each Series and what are the anticipated fees and expenses after the Reorganization?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Series depending on the share class you hold, followed by those anticipated to be charged by the Acquiring Series shares after the Reorganization.  The operating expenses shown for the Series are based on expenses incurred as of 06/30/20.

Standard Class Shares	Actual		Pro forma
	Acquired Series – Standard Class	Acquiring Series – Standard Class	Acquiring Series – Standard Class After Reorganization
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees………………………………	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees ………….	None	None	None
Dividends on short sales and interest expense…	0.00%	0.00%	0.00%
Other expenses…………………………............	0.30%	0.18%	0.16%
Total annual series operating expenses ………….	1.15%	1.03%	1.01%
Fee waivers and expense reimbursements……..	(0.11%)[1]	(0.17%)[2]	(0.15%)[2]
Total annual series operating expenses after fee waivers and expense reimbursements……….	1.04%	0.86%	0.86%

Service Class Shares	Actual		Pro forma
	Acquired Series – Service Class	Acquiring Series – Service Class	Acquiring Series – Service Class After Reorganization
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees………………………………	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees ………….	0.30%	0.30%	0.30%
Dividends on short sales and interest expense…	0.00%	0.00%	0.00%
Other expenses…………………………............	0.30%	0.18%	0.16%
Total annual series operating expenses ………….	1.45%	1.33%	1.31%
Fee waivers and expense reimbursements……..	(0.11%)[1]	(0.17%)[3]	(0.15%)[3]
Total annual series operating expenses after fee waivers and expense reimbursements……….	1.34%	1.16%	1.16%

[1]
The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 1.04% of the Series’ average daily net assets from April 29, 2020 through April 30, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[2]
The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[3]
The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 1.16% of the Series’ average daily net assets from Sept. 1, 2020 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

The examples below are intended to help you compare the costs of investing in Acquired Series shares with the cost of investing in Acquiring Series shares of the comparable class, both before and after the Reorganization.  The examples assume that you invest $10,000 in a Series for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the examples assume that your investment has a 5% return each year and reflect the Manager’s applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  The investment advisory fee waiver for the Acquiring Series after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Standard Class	1 Year	3 Years	5 Years	10 Years
Acquired Series	$106	$354	$622	$1,388
Acquiring Series	$88	$311	$552	$1,244
Pro forma Acquiring Series (after the Reorganization)	$88	$307	$543	$1,223

Service Class	1 Year	3 Years	5 Years	10 Years
Acquired Series	$136	$448	$782	$1,726
Acquiring Series	$118	$405	$713	$1,587
Pro forma Acquiring Series (after the Reorganization)	$118	$400	$704	$1,566

What are the general tax consequences of the Reorganization?
The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganization (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of the Reorganization,”  the shareholders of the Acquired Series will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their shares in the Acquired Series for Acquiring Series Shares pursuant to the Reorganization.  Prior to the closing of the Reorganization, the Acquired Series will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.  You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only.   For more information, please see the section “What are the tax consequences of the Reorganization” below.

Who manages the Series?
The Series’ investment manager is DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) manage, as of June 30, 2020, $168.1 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services.

MFMHKL, located at Level 18, One International Finance Centre, One Harbour View Street, Central, Hong Kong, is an affiliate of the Manager and a part of Macquarie Investment Management (“MIM”). MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of June 30, 2020, MIM managed more than $250.0 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Series, the Manager may permit MFMHKL to execute Series security trades on behalf of the Manager.

MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Series, the Manager may seek quantitative support from MIMGL and the Manager may permit MIMGL to execute Series security trades on behalf of the Manager.

For its services to the Acquired Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of 0.74% of the average daily net assets during the last fiscal year ended Dec. 31, 2019.  As the Acquiring Series did not commence operations until after the close of business on Oct. 4, 2019, the Acquiring Series has not operated for a full fiscal year. The Manager’s fee for the Acquiring Series is based on a percentage of average net assets as described further in the Series’ SAI.

The Acquired Series and Acquiring Series share the same team of portfolio managers, Jens Hansen, Klaus Petersen, Claus Juul, Åsa Annerstedt, Allan Saustrup Jensen, and Christopher Gowlland, whose biographies are included below.  Ms. Annerstedt, and Messrs. Hansen, Petersen, and Juul have been members of the Acquired Series’ portfolio management team since March 2019. Mr. Gowlland has been a member of the Acquired Series’ portfolio management team since July 2019.  Ms. Annerstedt, and Messrs. Hansen, Petersen, Juul, and Gowlland have been members of the Acquiring Series’ portfolio management team since October 2019. Mr. Jensen has been a member of the Acquired Series’ and Acquiring Series’ portfolio management team since May 2020.

MIMGL and MFMHKL will continue to serve as sub-advisors to the Acquiring Series after the Reorganization.

A discussion of the basis for the Board’s approval of the Acquired Series’ investment advisory and sub-advisory contracts is available in the Series’ annual report to shareholders for the period ended Dec. 31, 2019.  A discussion of the basis for the Board’s approval of the Acquiring Series’ investment advisory contract and sub-advisory contracts will be available in the Series’ next semi-annual or annual report to shareholders.

Portfolio Managers of the Series

Jens Hansen, Klaus Petersen, Claus Juul, Åsa Annerstedt, Allan Saustrup Jensen, and Christopher Gowlland have primary responsibility for making the day-to-day investment decisions for the Series.

Jens Hansen Managing Director, Chief Investment Officer — Global Equity Team. Jens Hansen heads the firm’s Global Equity team and is a portfolio manager for the team’s strategies. He joined Macquarie Investment Management (MIM) in June 2018. Hansen has been a portfolio manager since 2001. He attended the Aarhus School of Business where he gained a graduate diploma in business administration within finance and international trade.

Klaus Petersen, CFA Portfolio Manager — Global Equity Team. Klaus Petersen is a portfolio manager for the firm’s Global Equity team. He joined Macquarie Investment Management (MIM) in June 2018. Petersen has been a portfolio manager since 2006. Petersen attended the Copenhagen Business School where he gained a graduate diploma in business administration (financial and management accounting).

Claus Juul Portfolio Manager — Global Equity Team. Claus Juul is a portfolio manager for the firm’s Global Equity team. He joined Macquarie Investment Management (MIM) in June 2018. Juul has been a portfolio manager since 2004. He attended the Aarhus School of Business where he gained a master’s degree in economics and business administration.

Åsa Annerstedt Vice President, Portfolio Manager — Global Equity Team. Åsa Annerstedt is a portfolio manager for the firm’s Global Equity team. She joined Macquarie Investment Management (MIM) in June 2018 in her current role. Annerstedt has been a portfolio manager since 2013. Prior to that, she was a member of the investment committee of a European Union fund dedicated to the financing of companies. Annerstedt attended Ecole Supérieur de Commerce in Paris and Marseille and earned a master’s degree in finance and international trade from Lund University in Sweden.

Allan Saustrup Jensen, CFA, CAIA® Portfolio Manager — Global Equity Team. Allan Saustrup Jensen joined Macquarie Investment Management (MIM) in May 2020 as a portfolio manager for the firm’s Global Equity team. He has more than 20 years of experience in the asset management industry. Prior to joining MIM, he spent five years at European Capital Partners as a fund manager. From 2010 to 2015, Jensen was a trader at European Value Partners. He began his investment career at Nordea Bank. Jensen attended Copenhagen Business School where he earned a Graduate Diploma in finance.

Chris Gowlland, CFA Vice President, Senior Equity Quantitative Analyst — Macquarie Investment Management, Americas. Chris Gowlland is senior quantitative analyst for the firm’s equity department. He also serves as portfolio manager for several different strategies in the firm’s multi-asset class offerings, a role he assumed in July 2019. Gowlland joined Macquarie Investment Management in May 2007 as vice president and senior quantitative analyst. Gowlland holds a bachelor’s degree in Chinese and Spanish from the University of Leeds (U.K.), a master’s degree in development studies from Brown University, and another master’s degree in international management from Thunderbird School of Global Management. He also spent several years in a Ph.D. program in political economy at Harvard University. Gowlland is a member of the CFA Institute, the CFA Society New York, the CFA Society of Philadelphia, and the Society of Quantitative Analysts.

The portfolio managers will continue to manage the Acquiring Series after the Reorganization.

The SAIs for the Acquired Series and Acquiring Series, both dated April 29, 2020, as amended to date, provide additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series shares.  For information on how to obtain a copy of the SAIs for the Series, please see the section entitled, “More Information about the Series.”

Manager of Managers Structure

The Series and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Series’ Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Series without shareholder approval (“Manager of Managers Structure”).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series’ sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval.  Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

How do the performance records of the Series compare?
The bar charts and tables below provide some indication of the risks of investing in the Series by showing changes in each Series performance from year to year and by showing how the each Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.  Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Acquired Series

Acquired Series
Year-by-year total return (Standard Class)

As of June 30, 2020, the Acquired Series’ Standard Class shares had a calendar year-to-date return of -8.49%. During the periods illustrated in this bar chart, the Class’s highest quarterly return was 17.52% for the quarter ended Sept. 30, 2010, and its lowest quarterly return was -25.19% for the quarter ended Sept. 30, 2011.
Average annual total returns for periods ended December 31, 2019

	1 year	5 years	10 years
Delaware VIP International Value Equity Series — Standard Class	19.31%	4.74%	4.45%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	22.66%	6.18%	5.99%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	22.01%	5.67%	5.50%

Acquiring Series
The Acquiring Series adopted the performance of the First Investors Life Series International Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Acquiring Series, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Acquiring Series had not yet commenced operations prior to the Reorganization.  The returns shown for periods ending on or prior to Oct. 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Acquiring Series after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance and expenses of the Acquiring Series.
Acquiring Series
Year-by-year total return (Standard Class)

As of June 30, 2020, the Acquiring Series’ Standard Class shares had a calendar year-to-date return of -8.44%. During the periods illustrated in this bar chart, the Class’s highest quarterly return was 13.81% for the quarter ended Sept. 30, 2010, and its lowest quarterly return was -12.92% for the quarter ended Sept. 30, 2011.
Average annual total returns for periods ended December 31, 2019

	1 year	5 years	10 years
International Series — Standard Class	24.91%	7.66%	8.11%
MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects no deduction for foreign withholding taxes on dividends)	22.66%	6.18%	5.99%
MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects the deduction of foreign withholding taxes on dividends)	22.01%	5.67%	5.50%

Where can I find more financial information about the Series?
The Acquired Series’ Annual Report and the Acquiring Series’ Annual Report each contain a discussion of their performance during their fiscal years ended December 31, 2019 and show per share information for each of the previous five fiscal years.  These documents, and the Acquired Series’ and Acquiring Series’ most recent Semiannual Reports dated June 30, 2020 are available upon request.  (See “More Information about the Series”).

What are other key features of the Series?
Investment Advisory Fees.  DMC is the investment advisor of each Series.  DMC has entered into identical investment advisory agreements relating to each Series.  The investment advisory fees as a percentage of each Series average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.85% on the first $500 million 0.80% on the next $500 million 0.75% on the next $1.5 billion 0.70% on assets in excess of $2.5 billion

Neither the Acquired Series nor the Acquiring Series currently have reached a breakpoint in the investment advisory fee. With waivers, it is anticipated that the Acquiring Series’ total annual fund operating expenses will remain unchanged and Acquired Series shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of July 31, 2020, the Acquired Series had approximately $47.4 million in assets and the Acquiring Series had approximately $149.3 million in assets.

Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Series.

Distribution Services.  The Distributor, Delaware Distributors, L.P. (the “Distributor”), located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Series’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Series. See the Prospectuses for information on how to invest. Shares of the Series are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds. The Board annually reviews fees paid to the Distributor.

Rule 12b-1 Plans.  The Trust has adopted a distribution plan a plan for Service Class shares of each Series under Rule 12b-1 (the “Rule 12b-1 Plan”). Although actual distribution expenses may be more or less, Service Class shares are subject to annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of the Class, 0.25% of which is a service fee to be paid to the Distributor, dealers, or others for providing personal service and/or maintaining shareholder accounts.  Please refer to the “Purchasing and Redemption of Shares and Offering Price” section in each Series’ SAI for additional information.

Purchase and Redemption Procedures.  Generally, there are no differences between each Series’ procedures with regard to the purchase, exchange, and redemption of Series shares.  You may refer to the Prospectus for each Series under the sections entitled “Purchase and redemption of shares” for the purchase and redemption procedures applicable for each Series’ shares.

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (“NAV”). Redemptions will be effected at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a contract owner and separate account to market risk until the securities are sold. See each Series’ SAI for more information on redemptions-in-kind.

Salesperson and life insurance company compensation. For both the Acquired Series and the Acquiring Series, your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive up to the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life insurance companies with which your variable contract salesperson is associated.

Service Class
Commission (%)	—
Maximum 12b-1 Fee to Dealer (annual rate of average daily net assets)	0.30%

Payments to intermediaries.  For both the Acquired Series and the Acquiring Series, the Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies that sponsor your contract, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about the Trust and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Your salesperson may receive some or all of such payment. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Series and/or some or all other Delaware Funds), the Series’ advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.
Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.
If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. A significant purpose of these payments is to increase sales of the Series’ shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor’s or an affiliate’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

Calculating share price.  For both the Acquired Series and the Acquiring Series, the price you pay for shares will depend on when we receive your purchase order. If the Series or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00pm Eastern time), you will pay that day’s closing Series share price, which is based on the Series’ NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next business day’s closing Series share price. A business day is any day that the NYSE is open for business (Business Day). The Series reserve the right to reject any purchase order.
Each Series determines the NAV per share for each of its classes at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). The Series do not calculate their NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, the Series’ closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into US dollars at the exchange rate of these currencies against the US dollar, as provided by an independent pricing service. The Series generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem series shares because foreign markets are open at times and on days when US markets are not. The Series price fixed income securities on the basis of valuations provided to it by an independent pricing service that uses methods approved by the Board. For all other securities, the Series use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation.  When a Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by a Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.
The Series anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-

US markets because, among other things, most foreign markets close well before the Series values its securities, normally at 4:00pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.
The Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board’s oversight.

Frequent trading of Series shares (market timing and disruptive trading). The Series discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to each Series and its contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.
Market timing of a series occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series consider short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserve the right to consider other trading patterns to be market timing.
Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.
Redemptions will continue to be permitted in accordance with a Series’ then-current prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.
The Series reserve the right to modify this policy at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elect not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-

term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance, if, for example, the Series incur increased brokerage costs and realization of capital gains without attaining any investment advantage.
Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.
Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series, through their transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.
Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Series’ frequent trading policy with respect to an omnibus account, the Series’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Series’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Series’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If the Series’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, Distributions and Taxes. The Series intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. The Series expects to declare and distribute all of its net investment income, if any, as dividends annually. The Series will distribute net realized capital gains, if any, annually following the close of its fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.
Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by shareholders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.
This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations—Investments by fund of funds and similar investment vehicles. Certain fund of funds and pooled vehicles, whose shareholders are limited to insurance companies' investment accounts, may invest in the Series. From time to time, they may place large purchase or redemption orders with the Series due to their allocation or rebalancing requirements. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

REASONS FOR THE REORGANIZATION
At a meeting of the Board of Trustees of the Trust held on August 12, 2020 (the “Board Meeting”), DMC recommended to the Board of the Trust, on behalf of the Acquired Series and Acquiring Series, that they approve the Reorganization.  DMC recommended the Reorganization because of the following factors, among others:

•	The Acquiring Series and the Acquired Series share similar investment objectives, strategies and risks, and identical fundamental investment restrictions.
•	The Acquiring Series and the Acquired Series have a high degree of portfolio holding overlap and the same portfolio management teams, which should minimize transaction costs due to the Reorganization;
•	The Acquiring Series’ net expenses will remain the same following the Reorganization.
•	The Acquiring Series’ expense limitation agreements will remain in place following the Reorganization.

•	The Acquiring Series’ assets will increase as a result of the Reorganization which may result in increased economies of scale and lower operating expenses for shareholders.
•	The reduced number of substantially similar Series should benefit distribution efforts.
•	The Reorganization will be effected on the basis of each Series net asset value per share and will not result in the dilution of the interests of shareholders of either Series.
•	The costs of the Reorganization will be borne equally by the Acquiring Series, the Acquired Series, and DMC.

At the Board Meeting, the Board considered and approved the proposed Reorganization.  The Independent Trustees were advised on this matter by their legal counsel.  The Board received detailed information about:  (1) the investment objectives, strategies, and policies of the Series; (2) the portfolio management of the Series; (3) current and future estimated fees and expenses of the Series; (4) comparative short and long-term investment performance and risk-adjusted performance of the Series; (5) comparative yield information for each Series, as applicable; (6) scale benefits through management fee breakpoints and third-party distribution benefits for the Acquiring Series; (7) the rationale for the Acquiring Series as the most optimal fit for the Acquired Series to reorganize into; (8) allocation of Reorganization expenses; (9) federal income tax consequences of the Reorganization for the Series’ shareholders; and (10) the general characteristics of the Series.
The Board also considered alternatives to the Reorganization, such as the liquidation of the Acquired Series.  In this instance, the Acquired Series would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability.  After reviewing the investment strategy and policies of other series within the complex, DMC concluded that the Acquiring Series was the best merger candidate for the Acquired Series due to its similar type of investment strategy, similar portfolio management team, and similar risk profile.  The Board also considered that a merger with the Acquiring Series would benefit Acquired Series shareholders since they will be invested in a larger fund with greater potential to grow its assets.
Furthermore, the Board considered that Rule 17a-8 under the 1940 Act exempts mergers of affiliated investment companies (such as a reorganization between the Acquired Series and Acquiring Series) from the Section 17 prohibitions regarding principal transactions between affiliates.  Rule 17a-8(a)(3) further provides that shareholder approval of participation in a reorganization is not required if certain conditions are met as noted below:

•	No fundamental policy of the merging company is materially different from the fundamental policies of the surviving company;

•	No advisory contract of the merging company is materially different from an advisory contract of the surviving company;

•
The trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•
Any distribution fees authorized to be paid by the surviving company pursuant to a plan adopted in accordance with Rule 12b-1 are no greater than the distribution fees authorized to be paid by the merging company pursuant to such a plan.

The proposed Reorganization will not require a shareholder vote because the Series satisfy these criteria.
In considering approval of the Reorganization, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together.  The Independent Trustees reported that they had considered the above-mentioned factors and reached the following conclusions with respect to their recommendations to the Board.

Based upon their evaluation of the relevant information presented to them, the Board of the Trust, on behalf of each Series, including a majority of the Independent Trustees of each, determined that the Reorganization would be in the best interests of each Series and that the interests of existing shareholders of each Series would not be diluted as a result of effecting the Reorganization.

INFORMATION ABOUT THE REORGANIZATION AND THE PLAN
This is only a summary of the Plan and is qualified in its entirety by the Plan.  For more information on the Plan, you should read the Form of Agreement and Plan of Reorganization, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Reorganization be carried out?
The Reorganization will take place after the parties to the Plan satisfy various conditions.  On the Closing Date, the Acquired Series will deliver to the Acquiring Series all of its Assets, and the Acquiring Series will assume all obligations and liabilities not discharged by the Acquired Series, including all liabilities relating to operations prior to the closing of the Reorganization.  In exchange, the Trust, on behalf of the Acquired Series, will receive Acquiring Series shares to be distributed pro rata to the Acquired Series’ shareholders.  The value of the Assets to be delivered to the Acquiring Series shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the “Valuation Date”).  The value of the Acquired Series’ net assets to be acquired by the Acquiring Series hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Series’ currently effective Prospectus and SAI.

The stock transfer books of the Acquired Series will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date.  The Acquired Series will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Acquiring Series.

To the extent permitted by law, the Plan may be amended at the direction of the Board.  The Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date as follows: (1) by mutual consent of the Trust; (2) by the Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Trust or waived by the Trust; or (3) by the Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Trust or waived by the Trust.

Who will pay the expenses of the Reorganization?
The expenses related to the Reorganization (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Information Statement, are anticipated to be approximately $45,000. These expenses will be split evenly between the Acquired Series, Acquiring Series, and DMC.

What are the tax consequences of the Reorganization?
For federal income tax purposes, the Contract Owners are not the shareholders of the Acquired Series.  Rather, the participating insurance companies and their accounts are the shareholders.  Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code of 1986, as amended (the “Code”) or as annuity contracts under Section 72 of the Code, a Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization.  This is because the Contract Owners are not taxed currently on income or gains realized under such Contracts until such time that the Contract Owners draw on their Contracts.  Thus, the federal income tax considerations discussed below generally do not apply to Contract Owners.

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Series has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Series intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Closing Date.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  Neither the Acquired Series nor the Acquiring Series have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization.  Based on certain assumptions and customary representations to be made on behalf of the Acquired Series and Acquiring Series, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Reorganization, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Acquired Series will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Series for shares of the Acquiring Series, (ii) the Acquiring Series will not recognize any gain or loss upon receipt by the Acquiring Series of the Acquired Series’ assets, (iii) the Acquired Series will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Series in exchange for Acquiring Series Shares or upon the distribution of those Acquiring Series Shares to the shareholders of the Acquired Series, (iv) the basis of the assets of the Acquired Series received by the Acquiring Series will be the same as the basis of those assets in the hands of the Acquired Series immediately prior to the Reorganization, and the Acquiring Series’ holding period in such assets will include the period during which such assets were held by the Acquired Series and (v) the holding period and aggregate tax basis of the Acquiring Series Shares that are received by a Acquired Series shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Series previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Series or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Series would recognize gain or loss on the transfer of its Assets to the Acquiring Series and each shareholder of the Acquired Series would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Series Shares and the fair market value of the Acquiring Series Shares it received.  However, in light of the tax-favored status of the shareholders of the Series, which are the participating insurance companies and their accounts, failure of the Reorganization to qualify as a tax-free reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Series or to the Contract Owners that have selected either Series as an investment option.

Acquired Series Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Series will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.

General Limitations on Capital Losses.  Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Series will succeed to the capital loss carryovers, if any, of the corresponding Acquired Series upon the closing of the Reorganization for federal income tax purposes.  The capital loss carryovers of the Acquired Series and the Acquiring Series will be available to offset future gains recognized by the combined Acquiring Series, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Series’ capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Series and its shareholders post-closing.  First, a Series’ capital loss carryovers are subject to an annual limitation if a Series undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Series in a Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Series on the Closing Date that is recognized in  a taxable year). Second, if a Series has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Series in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Series. Third, the capital losses of the Acquired Series that may be used by the Acquiring Series (including to offset any “built-in gains” of the Acquired Series itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquired Series for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. At December 31, 2019, neither Series had any aggregate capital loss carryovers.

Appreciation in Value of Investments.  Shareholders of the Acquired Series will receive a proportionate share of any taxable income and gains realized by the Acquiring Series and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Series.  As a result, shareholders of the Acquired Series may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Series, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Acquired Series, shareholders of the Acquired Series, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  The tax unrealized appreciation in value of investments as a percentage of its net asset value at December 31, 2019 was 3.70% for the Acquired Series compared to 7.21% for the Acquiring Series, and 6.38% on a combined basis.  As a result, shareholders of the Acquiring Series may receive greater taxable distributions than they would have had the Reorganization not occurred.

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain the federal income tax consequences.

What should I know about shares of the Acquired Series and Acquiring Series?
Upon the Closing of the Reorganization, Standard Class and Service Class shares of the Acquired Series will merge with and into the same class of shares of the Acquiring Series.  The Acquired Series shareholders will receive shares at net asset value of the Acquiring Series.  The different fees and expenses of each Class are provided above in the section “What are the fees and expenses of each Series and what are the anticipated fees and expenses after the Reorganization?”

Full and fractional shares of the Acquiring Series will be distributed to shareholders of the Acquired Series in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of the Acquiring Series will be recorded electronically in each shareholder’s account.  The Acquiring Series will then send a confirmation to each shareholder.  The Acquiring Series shares to be issued in the Reorganization have the same rights and privileges as your shares of the Acquired Series.

Like the Acquired Series, the Acquiring Series does not routinely hold annual meetings of shareholders.  The Acquiring Series may hold special meetings for matters requiring shareholder approval.  A meeting of the Acquiring Series’ shareholders may also be called at any time by the Chairman, the President of the Trust, in the absence of the Chairman, or any Vice President or other authorized officer of the Trust, in the absence of the Chairman and the President.

Capital Structure.  The Trust currently has authorized, and allocated to each Class of each Series, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable.  Shareholders do not have preemptive rights.  All shares of a Series represent an undivided proportionate interest in the assets of the Series.  Shareholders of each Series’ Standard Class may not vote on any matter that affects the Service Class’ distribution plan under Rule 12b-1. Similarly, as a general matter, shareholders of the Service Class may vote only on matters affecting their Class, including the Rule 12b-1 Plan.  Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Series. General expenses of each Series will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Service Class Rule 12b-1 Plans will be allocated solely to that Class.

What are the capitalizations of the Series and what might the capitalization be after the Reorganization?
The following table sets forth, as of June 30, 2020, the separate capitalizations of the Acquired Series and Acquiring Series, and the estimated capitalization of the Acquiring Series as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Series is likely to be different if and when the Reorganization is actually consummated.

	Acquired Series	Acquiring Series	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Series after Reorganization[1]
				(estimated)

				(unaudited)

	(unaudited)	(unaudited)
Net assets (all classes)	$45,767,672	$145,269,656		$191,037,328

Total shares outstanding	4,354,301	8,874,573	(1,558,338)	11,670,536

Standard Class net assets	$44,984,914	$145,269,656		$190,254,570

Standard Class shares outstanding	4,279,637	8,874,573	(1,531,493)	11,622,717

Standard Class net asset value per share	$10.51	$16.37		$16.37

Service Class net assets	$782,758	0		$782,758

Service Class shares outstanding	74,664	0	(26,845)	47,819

Service Class net asset value per share	$10.48	0		$16.37

1 Reflects the conversion of Acquired Series shares for Acquiring Series shares as a result of the Reorganization.
2 Adjustments reflect the costs of the Reorganization incurred by each Series.

Do the Trustees and Officers own shares of the Series?
As of August 14, 2020, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of the Acquired Series.

As of August 14, 2020, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of the Acquiring Series.

Who are the control persons and owners of record or beneficially 5% or more of any class of a Series’ outstanding equity securities?
As of August 14, 2020, DMC believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Series. DMC does not have knowledge of beneficial owners.

Series Name	Name and Address of Account	Percentage
Delaware VIP International Series Standard Class	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	62.10%
Delaware VIP International Series Standard Class	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	18.37%
Delaware VIP International Series Standard Class	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	12.59%
Delaware VIP International Series Standard Class	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	6.32%
Delaware VIP International Value Equity Series Service Class	GREAT-WEST LIFE & ANNUITY FBO VARIABLE ANNUITY 2 SMARTTRACK I 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	68.06%
Delaware VIP International Value Equity Series Service Class	GREAT-WEST LIFE & ANNUITY FBO COLI VUL 7 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	21.34%
Delaware VIP International Value Equity Series Service Class	GREAT-WEST LIFE & ANNUITY FBO VARIABLE ANNUITY 2 C/O GREAT WEST LIFE&ANNUITY INS CO 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	6.35%
Delaware VIP International Value Equity Series Standard Class	TIAA CREF LIFE SEPARATE ACCOUNT VA-1 LIFE INSURANCE CO 8500 ANDREW CARNEGIE BLVD # E3/N6 CHARLOTTE NC 28262-8500	89.17%
Delaware VIP International Value Equity Series Standard Class	TIAA CREF LIFE INSURANCE CO SEPARATE ACCOUNT VLI-1 730 3RD AVE NEW YORK NY 10017-3213	5.64%

MORE INFORMATION ABOUT THE SERIES
Service Providers.  The Series use the same service providers for the following services:

•
Transfer Agent: Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Series’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie.

•	Subtransfer Agent: BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides subtransfer agency services to the Series.
•
Fund Accountants: The Bank of New York Mellon (“BNY Mellon”), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Series. Those services include performing functions related to calculating the Series’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services.  DIFSC provides fund accounting and financial administration oversight services to the Series. Those services include overseeing the Series’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Series NAVs and performance data.

•
Custodian: BNY Mellon is the custodian of each Series’ securities and cash.  As custodian for the Series, BNY Mellon maintains a separate account or accounts for each Series; receives, holds, and releases portfolio securities on account of each Series; receives and disburses money on behalf of each Series; and collects and receives income and other payments and distributions on account of each Series’ portfolio securities. BNY Mellon also serves as the Series’ custodian for their investments in foreign securities.

•	Distributor: Delaware Distributors, L.P., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Series’ shares.
•	Legal Counsel: Stradley Ronon Stevens & Young, LLP serves as the Trust’s and Trust’s legal counsel.
•
Independent Registered Public Accountants: PricewaterhouseCoopers LLP (“PwC”), which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust.

Additional Information.  The following information about the Acquiring Series or Acquired Series (both 1933 Act File No. 033-14363) is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i) the Acquired Series Prospectus dated April 29, 2020 and (ii) the SAI dated [          ], 2020 (relating to this Prospectus/Information Statement), which has been filed with the SEC.  More information about the Acquiring Series is included in:  (i) the Acquiring Series Prospectus dated April 29, 2020; (ii) the Acquiring Series’ SAI dated April 29, 2020, relating to the Acquiring Series Prospectus; (iii)  the Acquiring Series’ Annual Report to Shareholders for the fiscal year ended Dec. 31, 2019; and (iv) the Acquiring Series’ Semiannual Report to Shareholders for the period ended June 30, 2020.  More information about the Acquired Series is included in:  (i) the Acquired Series’ SAI dated April 29, 2020, related to the Acquired Series Prospectus; (ii) the Acquired Series’ Annual Report to Shareholders for the year ended Dec. 31, 2020; and (iii) the Acquired Series’ Semiannual Report to Shareholders for the period ended June 30, 2020.  You may request free copies of the Statements of Additional Information (including any supplements), the Prospectuses, the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC through our website at delawarefunds.com/vip-literature; by writing or calling your financial advisor or by calling toll-free at 800 523-1918.

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Series with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Series and the shares it offers.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Series also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C.  20549 (call (202)-551-8090 for hours of operation) and SEC regional offices.

EXHIBITS TO
PROSPECTUS/INFORMATION STATEMENT
Exhibit

A	Form of Agreement and Plan of Reorganization
B	Financial Highlights

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [___] day of [__________], 2020 by and among:  (i) each of the Delaware Funds by Macquarie  open-end registered investment companies identified as an acquired trust on Exhibit A hereto (each an “Acquired Trust”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquired Fund”); and (ii) each of the corresponding Delaware Funds by Macquarie open-end registered investment companies identified as an acquiring trust on Exhibit A hereto (each an “Acquiring Trust”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). Each Acquired and Acquiring Trust is a statutory trust created under the laws of the State of Delaware with its principal place of business at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. Macquarie Investment Management Business Trust, on behalf of its series Delaware Management Company (“MIMBT”), joins this agreement solely for purposes of Section 10.
PLAN OF REORGANIZATION
The reorganization of each Acquired Fund into its corresponding Acquiring Fund (each a  “Reorganization” and collectively, the “Reorganizations”) will consist of: (i) the acquisition by each Acquiring Trust, on behalf of an Acquiring Fund, of all of the property, assets and goodwill of the corresponding Acquired Fund in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of the Acquiring Fund as identified on Exhibit A; (ii) the assumption by each Acquiring Trust, on behalf of an Acquiring Fund, of the liabilities of the applicable Acquired Fund as set forth below; (iii) the distribution of each Acquiring Fund’s shares to the shareholders of the applicable Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.
AGREEMENT
In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	Sale and Transfer of Assets, Liquidation, and Dissolution of each Acquired Fund
(a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of each Acquiring Trust herein contained, and in consideration of the delivery by the Acquiring Trust of the number of its shares of beneficial interest of an Acquiring Fund hereinafter provided, each Acquired Trust, on behalf of the applicable Acquired Fund, agrees that it will sell, convey, transfer and deliver to the corresponding Acquiring Trust, on behalf of each corresponding Acquiring Fund, at the Closing, all of the then-existing assets of the applicable Acquired Fund (the “Assets”).  In consideration thereof, each Acquiring Trust agrees at the Closing (i) that each Acquiring Fund shall assume and pay when due all obligations and liabilities of the applicable Acquired Fund existing on or after the Closing, whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Agreement to be paid by persons as provided in Section 10 hereof) (collectively, the “Liabilities”); and (ii) that each Acquiring Trust shall deliver to the applicable Acquired Trust, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, with no par value per share, of an Acquiring Fund equal in number to the number of full and fractional shares of beneficial interest, with no par value, of the applicable Acquired Fund outstanding at the time of calculation of such Acquired Fund’s respective net asset value (“NAV”) as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the date of Closing.  Notwithstanding the foregoing, each Acquired Fund shall use its commercially reasonable best efforts to identify and discharge, prior to the Closing Date (as defined below), all of its unpaid Liabilities, including Liabilities relating it operations prior to the Closing Date, from its cash, bank deposits, and cash equivalent securities.
(b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of each Acquired Trust on behalf of an Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, each Acquiring Trust agrees at the Closing to deliver to the applicable Acquired Trust, on behalf of the applicable Acquired Fund, the number of corresponding Acquiring Fund shares determined by dividing the net asset value per share of such Acquired Fund shares as of the Close of Business on the Valuation Date by the net asset value per share of the corresponding Acquiring Fund shares as of Close of Business on the Valuation Date, and multiplying the result by the number of such outstanding Acquired Fund shares as of Close of Business on the Valuation Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.
(c) As soon as practicable following the Closing, each Acquired Trust shall dissolve an Acquired Fund and distribute pro rata to such Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the corresponding Acquiring Fund received by the applicable Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of an Acquiring Fund in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the applicable Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the corresponding Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of an Acquiring Fund will be issued to shareholders of the applicable Acquired Fund shares irrespective of whether such shareholders hold their shares in certificated form.
(d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of an Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.
(e) At the Closing, each shareholder of record of an Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of such Acquired Fund that such person had on such Distribution Record Date.
2.	Valuation
(a) The value of an Acquired Fund’s Net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures set forth in such Acquired Fund’s currently effective prospectus and statement of additional information.
(b) The net asset value of an Acquiring Fund shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in such Acquiring Fund’s currently effective prospectus and statement of additional information.
(c) The net asset value of an Acquired Fund shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in such Acquired Fund’s currently effective prospectus and statement of additional information.
3.	Closing and Valuation Date
The Reorganizations shall close on the dates indicated on Exhibit B, or such other date(s) as the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties (the “Closing Time”).  The Closing shall take place at the principal office of the Acquiring Trusts, 100 Independence, 610 Market

Street, Philadelphia, Pennsylvania 19106-2354.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Trusts and Acquired Trusts, accurate appraisal of the value of the net assets of the Acquired Funds or Acquiring Funds is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Funds and Acquiring Funds is practicable in the judgment of Acquiring and Acquired Trusts.  The Acquired Trusts, on behalf of the Acquired Funds, shall have provided for delivery as of the Closing of those Net Assets of the Acquired Funds to be transferred to the Acquiring Trusts’ Custodian, The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286.  Also, the Acquired Trusts shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of their respective Acquired Fund shares, and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Acquiring Trusts shall provide evidence satisfactory to the Acquired Trusts in such manner as the Acquired Trusts may reasonably request that such shares of beneficial interest of the corresponding Acquiring Funds have been registered in an open account on the books of such Acquiring Funds.
4.	Representations and Warranties by each Acquired Trust
Each Acquired Trust represents and warrants to each corresponding Acquiring Trust that:
(a) The Acquired Trust is organized as a Delaware statutory trust, and is validly existing and in good standing under the laws of the State of Delaware.  The Acquired Trust, of which the applicable Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.
(b) The Acquired Trust is authorized to issue an unlimited number of shares of beneficial interest of an Acquired Fund, with no par value.  Each outstanding share of an Acquired Fund is validly issued, fully paid, and non-assessable and has full voting rights.
(c) The financial statements appearing in an Acquired Fund’s Annual Report to Shareholders for the most recently completed fiscal year, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to the corresponding Acquiring Trust, and any unaudited financial statements since that date, copies of which may be furnished to such Acquiring Trust, fairly present the financial position of such Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.
(d) The books and records of an Acquired Fund, including FIN 48 work papers (as defined below) and supporting statements, made available to the corresponding Acquiring Fund and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of such Acquired Fund.
(e) The statement of assets and liabilities to be furnished by the Acquired Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the corresponding Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the applicable Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.
(f) At the Closing, the Acquired Trust, on behalf of an Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(g) The Acquired Trust has the necessary trust power and trust authority to conduct its business and the business of an Acquired Fund as such businesses are now being conducted.
(h) The Acquired Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.
(i) The Acquired Trust has full trust power and trust authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement has been validly authorized, and this Agreement constitutes its legal, valid, and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.
(j) Neither the Acquired Trust nor an Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the “Code”).
(k) The Acquired Trust does not have any unamortized or unpaid organizational fees or expenses.  There is no inter-corporate indebtedness existing between an Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.
(l) The Acquired Trust has elected to treat each applicable Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code and such Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code.  Each Acquired Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and consummation of the transactions contemplated by the Agreement will not cause it to fail to be qualified as a RIC as of the Closing.  Each Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Each Acquired Fund, except the Delaware VIP International Value Equity Series, since its inception, has qualified to pay "exempt-interest dividends" as such term is defined in Section 852 of the Code, and will have satisfied the requirements to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Delaware VIP International Value Equity Series serves as a funding vehicle for variable contracts (life insurance or annuity), and, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of the Delaware VIP International Value Equity Series pursuant to the investor control doctrine solely as a result of the manner in which such Acquired Fund has been managed and its business has been conducted.
(m) On the Closing Date, all material Returns (as defined below) of an Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To each Acquired Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on such Acquired Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in such

Acquired Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).
5.	Representations and Warranties by each Acquiring Trust
Each Acquiring Trust represents and warrants to each applicable Acquired Trust that:
(a) The Acquiring Trust is a Delaware statutory trust, and is validly existing and in good standing under the laws of the State of Delaware.  The Acquiring Trust is duly registered under the 1940 Act as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.
(b) The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of an Acquiring Fund.  Each outstanding share of an Acquiring Fund is fully paid and non-assessable and has full voting rights.  The shares of beneficial interest of an Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, and non-assessable and have full voting rights.
(c) The financial statements appearing in an Acquiring Fund’s Annual Report to Shareholders for the end of the most fiscal year, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to the applicable Acquired Trust, and any unaudited financial statements since that date, copies of which may be furnished to such Acquired Trust, fairly present the financial position of such Acquiring Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.
(d) At the Closing, shares of beneficial interest of an Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which shares of such Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.
(d) The Acquiring Trust has the necessary trust power and trust authority to conduct its business and the business of an Acquiring Fund as such businesses are now being conducted.
(e) The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.
(f) The Acquiring Trust has full trust power and trust authority to enter into and perform its obligations under this Agreement.  The execution, delivery, and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid, and binding obligation enforceable against it in accordance with its terms, subject, as to enforcement, to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.
(g) Neither the Acquiring Fund nor an Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) The books and records of an Acquiring Fund made available to the Acquired Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of such Acquiring Fund.
(i) The Acquiring Trust has elected to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code and the Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code. Each Acquiring Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and intends to continue to qualify as a management company after the Closing Date. Consummation of the transactions contemplated by the Agreement will not cause such Acquiring Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Each Acquiring Fund, except the Delaware VIP International Series, since its inception, has qualified to pay "exempt-interest dividends" as such term is defined in Section 852 of the Code. The Delaware VIP International Series serves as a funding vehicle for variable contracts (life insurance or annuity), and, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of the Delaware VIP International Series pursuant to the investor control doctrine solely as a result of the manner in which such Acquired Fund has been managed and its business has been conducted.
(k) On the Closing Date, all material Returns of an Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Trust’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in such Acquiring Fund's financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.
The Acquiring Trust does not have any unamortized or unpaid organizational fees or expenses. There is no inter-corporate indebtedness existing between an Acquired Fund and its corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.
6.	Representations and Warranties by the Acquired Trusts and Acquiring Trusts
Each Acquired Trust and the corresponding Acquiring Trust represents and warrants to the other that:
(a) Except as discussed in its most recent annual report, there are no legal, administrative, or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.
(b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.
(c) All information provided to an Acquired Trust by the corresponding Acquiring Trust, and by an Acquired Trust to the corresponding Acquiring Trust, for inclusion in, or transmittal with, the Information Statement/Prospectus on Form N-14 under the 1933 Act (the “Information Statement”) or an notice of internet availability of such Information Statement, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.
(d) No consent, approval, authorization, or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).
7.	Covenants of each Acquired Trust
(a) Each Acquired Trust covenants to operate the business of an Acquired Fund as presently conducted between the date hereof and the Closing.
(b) Each Acquired Trust undertakes that an Acquired Fund will not acquire the shares of beneficial interest of the corresponding Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.
(c) Each Acquired Trust covenants that by the Closing, all of an Acquired Fund’s federal and other Returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said Returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.
(d) Each Acquired Trust will at the Closing provide the corresponding Acquiring Trust with:
(1) A statement of the respective tax basis and holding period of all investments to be transferred by an Acquired Fund to the corresponding Acquiring Fund.

(2) A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address, and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices, or records on file with an Acquired Fund with respect to each shareholder, and such information as an Acquiring Trust on behalf of an Acquiring Fund may reasonably request concerning Acquired Fund shares or Acquired Fund shareholders in connection with the applicable Acquired Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury following the Closing for all of the shareholders of record of such Acquired Fund as of the Close of Business on the Valuation Date, who are to become holders of the corresponding Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement.

(3) If requested by an Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to the applicable Acquired Fund (the “FIN 48 Workpapers”), and

(4) The tax books and records of an Acquired Fund for purposes of preparing any Returns required by law to be filed for tax periods ending after the Closing Date.

(e) The Board of Trustees of the Acquiring Trust shall cause to be prepared, filed with the U.S. Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of the applicable Acquired Fund, an Information Statement or an notice of internet availability of such Information

Statement, that complies in all material respects with the applicable provisions of the 1940 Act and the 1934 Act, and the respective rules and regulations thereunder.
(f) Each Acquired Trust shall supply to the corresponding Acquiring Trust at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.
(g) As promptly as practicable, but in any case within sixty days after the Closing Date, an Acquired Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by such Acquiring Fund as a result of Section 381 of the Code.
(h) As soon as is reasonably practicable after the Closing, an Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the corresponding Acquiring Fund received at the Closing, as set forth in Section 1 hereof.
(i) Each Acquired Trust, on behalf of an Acquired Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the Acquired Fund's interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
8. Covenants of each Acquiring Trust
(a) Each Acquiring Trust covenants that the shares of beneficial interest of an Acquiring Fund to be issued and delivered to the applicable Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of such Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Agreement.
(b) Each Acquiring Trust covenants to operate the business of an Acquiring Fund as presently conducted between the date hereof and the Closing.
(c) Each Acquiring Trust shall have filed with the Commission the Information Statement, relating to the shares of beneficial interest of an Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Information Statement becomes effective as promptly as practicable.  At the time such Information Statement becomes effective, it (i) complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.
(d) Each Acquiring Trust covenants that by the Closing Date, the federal and other Tax Returns required by law to be filed by it and an Acquiring Fund, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

9.	Conditions Precedent to be Fulfilled by each Acquired Trust and each Acquiring Trust
The obligations of each Acquired Trust and the corresponding Acquiring Trust to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:
(a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.
(b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the Board of Trustees on behalf of the other party, certified by the Secretary or equivalent officer.
(c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative, or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.
(d) The Acquired Trust, on behalf of an Acquired Fund, shall have declared and paid or cause to have been paid a dividend or dividends or prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of such Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of such Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the Acquired Fund's interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
(e) That all required consents of other parties and all other consents, orders, and permits of federal, state, and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve risk of material adverse effect on the assets and properties of an Acquired Fund or the corresponding Acquiring Fund.
(f) That prior to or at the Closing, the Acquired Trusts and the Acquiring Trusts shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, this Agreement, and in accordance with customary representations provided by each Acquired Trust and each Acquiring Trust with regard to matters of fact in certificates delivered to SRSY:

(1) The acquisition by each Acquiring Fund of all of the assets of the applicable Acquired Fund, as provided for in the Agreement, in exchange for such Acquiring Fund Shares and the assumption by such Acquiring Fund of the liabilities of such Acquired Fund, as provided for in this Agreement, followed by the distribution by such Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the corresponding Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(2) No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to, and assumption of its liabilities by, its corresponding Acquiring Fund (as provided for in the Agreement) in exchange solely for such Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code.

(3) No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of its corresponding Acquired Fund in exchange solely for the assumption of the liabilities of such Acquired Fund (as provided for in this Agreement) and issuance of the corresponding Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

(4) No gain or loss will be recognized by an Acquired Fund upon the distribution of the corresponding Acquiring Fund Shares by such Acquired Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(5) The tax basis of the assets of an Acquired Fund received by the corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of such Acquired Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(6) The holding periods of the assets of an Acquired Fund in the hands of the corresponding Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code.

(7) No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of all of their Acquired Fund Shares for the corresponding Acquiring Fund Shares (including any fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(8) The aggregate tax basis of an Acquiring Fund Shares to be received by each shareholder of the corresponding Acquired Fund (including any fractional shares to which they may be entitled) will be the same as the aggregate tax basis of such Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(9) The holding period of the Acquiring Fund Shares received by a shareholder of an Acquired Fund (including any fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares exchanged therefor, provided that the shareholder held the Acquired Fund Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(10) For purposes of Section 381 of the Code, an Acquiring Fund will succeed to and take into account as of the date of the transfer, as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the corresponding Acquired Fund described in Section 381(c) of the Code , subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations.

No opinion will be expressed as to the effect of a Reorganization on: (i) an Acquired Fund or the corresponding Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Acquired Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

(g) That each Acquiring Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to each applicable Acquired Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:
(1) The Acquired Trust is organized as a Delaware statutory trust and is validly existing and in good standing under the laws of the State of Delaware;

(2) The Acquired Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of an Acquired Fund;

(3) The Acquired Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in an Acquired Fund’s most recent annual report, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquired Trust, the unfavorable outcome of which would materially and adversely affect the Acquired Trust or an Acquired Fund;

(5) To such counsel’s knowledge, no consent, approval, authorization, or order of any court, governmental authority, or agency is required for the consummation by the Acquired Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(6) Neither the execution, delivery, nor performance of this Agreement by the Acquired Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquired is a party or by which the Acquired Trust is otherwise bound; and

(7) This Agreement has been validly authorized and executed by the Acquired Trust and represents the legal, valid, and binding obligation of Acquired Trust and is enforceable against the Acquired Trust in accordance with its terms.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Acquired Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquired Trust.
(h) That each Acquired Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the corresponding Acquiring Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:
(1) The Acquiring Trust is as a Delaware statutory trust, and is validly existing and in good standing under the laws of the State of Delaware;

(2) The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund;

(3) The Acquiring Trust is an open-end investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in the Acquiring Fund’s most recent annual report, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Trust, the unfavorable outcome of which would materially and adversely affect the Acquiring Trust or an Acquiring Fund;

(5) The shares of beneficial interest of an Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Trust or such Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

(6) To such counsel’s knowledge, no consent, approval, authorization, or order of any court, governmental authority, or agency is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(7) Neither the execution, delivery, nor performance of this Agreement by the Acquiring Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquiring Trust is a party or by which the Acquiring Trust is otherwise bound; and

(8) This Agreement has been validly authorized and executed by the Acquiring Trust and represents the legal, valid, and binding obligation of the Acquiring Trust and is enforceable against the Acquiring Trust in accordance with its terms.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Trust.
(i) That the Acquiring Trust’s Information Statement with respect to the shares of beneficial interest of an Acquiring Fund to be delivered to the corresponding Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Information Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(j) That the shares of beneficial interest of an Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by its Acquiring Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.
(k) Each Acquired Trust shall have delivered to the corresponding Acquiring Trust (i) a statement of an Acquired Fund’s assets, together with a list of portfolio securities of such Acquired Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, (ii) the Acquired Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) any Tax books and records as described in Section 6(d)(iii), and (v) a statement of earnings and profits as provided in Section 7(g).
10.          Fees and Expenses           The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne one-third by the Acquired Funds, one-third by the Acquiring Funds and one-third by the Delaware Management Company, a series of Macquarie Investment Management Business Trust.
11.	Termination; Waiver; Order
(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and a Reorganization abandoned at any time prior to the Closing as follows:

(1) by mutual consent of an Acquired Trust and the corresponding Acquiring Trust;

(2) by an Acquiring Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled by the applicable Acquired Trust or waived by such Acquiring Trust; or

(3) by an Acquired Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled by the corresponding Acquiring Trust or waived by such Acquired Trust.
(b) If the transactions contemplated by this Agreement have not been consummated by November 30, 2021, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both an Acquired Trust and its corresponding Acquiring Trust.
(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either an Acquired Trust or its corresponding Acquiring Trust or persons who are their trustees, officers, agents, or shareholders in respect of this Agreement.
(d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either an Acquired Trust or its corresponding Acquiring Trust, respectively (whichever is entitled to the benefit thereof).
(e) The respective representations, warranties, and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganizations, and neither the Acquiring Trusts nor Acquired Trusts, nor any of their officers, trustees, agents, or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent, or shareholder of the Acquired Trusts or Acquiring Trusts against any liability to the entity for which that officer, trustee, agent, or shareholder so acts or to its shareholders to which that officer, trustee, agent, or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.
(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Boards of Trustees of the Acquired Trusts or the Acquiring Trusts to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of an Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.
12.	Liability of the Acquiring Trusts and Acquired Trusts
(a) Each party acknowledges and agrees that all obligations of an Acquiring Trust under this Agreement are binding only with respect to an Acquiring Fund; that any liability of an Acquiring Trust under this Agreement with respect to such Acquiring Fund, or in connection with the transactions contemplated herein with respect to such Acquiring Fund, shall be discharged only out of the assets of such Acquiring Fund; that no other series of an Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither an Acquired Trust nor an Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the corresponding Acquiring Trust, the trustees, officers, employees, or agents of such Acquiring Trust, or any of them.
(b) Each party acknowledges and agrees that all obligations of an Acquired Trust under this Agreement are binding only with respect to an Acquired Fund; that any liability of an Acquired Trust under this Agreement with respect to such Acquired Fund, or in connection with the transactions contemplated herein with respect to such Acquired Fund, shall be discharged only out of the assets of such Acquired Fund; that no other series of an Acquired Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither an Acquiring Trust nor an Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of an Acquired Trust, the trustees, officers, employees, or agents of such Acquired Trust, or any of them.
13.	Cooperation and Exchange of Information; Reporting Responsibility
(a) The Acquiring Trusts and Acquired Trusts will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax Returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of an Acquired Fund and its corresponding Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.
(b) Any reporting responsibility of an Acquired Fund is and shall remain the responsibility of such Acquired Fund, up to and including the Closing Date, and such later date on which such Acquired Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the Closing Date (whether due before or after the Closing); and (ii)  preparing and filing other documents with the SEC, any state securities commission, and any Federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.
(c) After the Closing Date, each Acquired Trust, on behalf of an Acquired Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by such Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
14.	Entire Agreement and Amendments
This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.
15.	Counterparts
This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.
16.              Notices
Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Trusts or Acquired Trusts at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, Attention: Secretary.

17.	Governing Law
This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.
18.	Effect of Facsimile Signature
A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

[Signature Page Follows]

IN WITNESS WHEREOF, the Acquired Trusts and Acquiring Trusts have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Delaware Group Limited-Term Government Funds, on behalf of Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, and Delaware Tax-Free New York II Fund

By:

Name:

Title:

Delaware Group Tax Free Fund, on behalf of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund

By:

Name:

Title:

Voyageur Mutual Funds, on behalf of Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund

By:

Name:

Title:

Delaware VIP Trust, on behalf of Delaware VIP International Value Equity Series and Delaware VIP International Series

By:

Name:

Title:

Solely for Purpose of Sections 10
Macquarie Investment Management Business Trust, on behalf of Delaware Management Company

By:

Name:

Exhibit A

At the Closing, shareholders of each Acquired Fund will receive the corresponding class of shares of the Acquiring Fund as shown below:

Acquired Trust, Fund and Classes	Corresponding Acquiring Trust, Fund and Classes
Delaware Group Limited-Term Government Funds	Delaware Group Tax-Free Fund
Delaware Tax-Exempt Income Fund	Delaware Tax-Free USA Intermediate Fund
Class A	Class A
Institutional Class	Institutional Class

Delaware Group Limited-Term Government Funds	Delaware Group Tax-Free Fund
Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free USA Fund
Class A	Class A
Institutional Class	Institutional Class

Delaware Group Limited-Term Government Funds	Voyageur Mutual Funds
Delaware Tax-Free California II Fund	Delaware Tax-Free California Fund
Class A	Class A
Institutional Class	Institutional Class

Delaware Group Limited-Term Government Funds	Voyageur Mutual Funds
Delaware Tax-Free New York II Fund	Delaware Tax-Free New York Fund
Class A	Class A
Institutional Class	Institutional Class

Delaware VIP Trust	Delaware VIP Trust
Delaware VIP International Value Equity Series	Delaware VIP International Series
Standard Class	Standard Class
Service Class	Service Class

Exhibit B

The Reorganizations for the Acquired Funds shall occur on the dates indicated below:

Acquired Fund	Closing Dates
Delaware Tax-Exempt Income Fund

Delaware Tax-Exempt Opportunities Fund

Delaware Tax-Free California II Fund

Delaware Tax-Free New York II Fund

Delaware VIP International Value Equity Series

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Series’ financial performance for the past five years.  Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Series (assuming reinvestment of all dividends and distributions).  The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, except for the fiscal period ended June 30, 2020 for the Acquired Series and Acquiring Series, whose report, along with the Series’ financial statements, is included in each Series’ annual report, which is available upon request by calling 800 523-1918.  The information for the six-month period ended June 30, 2020 for the Acquired Series and Acquiring Series is unaudited.
Delaware VIP International Series Standard Class

	Year ended
	Six months ended 6/30/20[1] (Unaudited)	12/31/19[2]	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period ................................................................	$ 25.00	$ 22.08	$ 26.57	$ 20.22	$ 21.38	$ 20.88
Income (loss) from investment operations: Net investment income[3].....................................................................................	0.15	0.18	0.21	0.22	0.27	0.26
Net realized and unrealized gain (loss).................................................................	(2.67)	4.97	(3.29)	6.38	(1.17)	0.47
Total from investment operations........................................................................	(2.52)	5.15	(3.08)	6.60	(0.90)	0.73
Less dividends and distributions from: Net investment income ......................................................................................	—	(0.19)	(0.21)	(0.25)	(0.26)	(0.23)
Net realized gain ...............................................................................................	(6.11)	(2.04)	(1.20)	—	—	—
Total dividends and distributions ........................................................................	(6.11)	(2.23)	(1.41)	(0.25)	(0.26)	(0.23)
Net asset value, end of period .........................................................................	$ 16.37	$ 25.00	$ 22.08	$ 26.57	$ 20.22	$ 21.38
Total return[4] ....................................................................................................	(8.44%)[5]	24.91%[5]	(12.16%)	32.96%	(4.20%)	3.49%
Ratios and supplemental data: Net assets, end of period (000 omitted) ...............................................................	$145,270	$ 166,210	$ 142,248	$160,128	$124,439	$133,691
Ratio of expenses to average net assets[6] ............................................................	0.86%	0.83%	0.86%	0.84%	0.87%	0.87%
Ratio of expenses to average net assets prior to fees waived[6]...............................	1.03%	0.87%	0.86%	0.84%	0.87%	0.87%
Ratio of net investment income to average net assets ..........................................	1.51%	0.75%	0.84%	0.90%	1.28%	1.22%
Ratio of net investment income to average net assets prior to fees waived .............	1.34%	0.71%	0.84%	0.90%	1.28%	1.22%
Portfolio turnover ..............................................................................................	5%	144%[7]	50%	29%	37%	27%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2
On Oct. 4, 2019, the First Investors Life Series International Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series International Fund shares.

3	The average shares outstanding method has been applied for per share information.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

5	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
6	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
7	The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

Delaware VIP International Value Equity Series Standard Class

		Year ended
	Six months ended 6/30/20[1] Year ended (Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period ................................................................	$ 12.31	$ 10.73	$ 13.39	$ 11.11	$ 10.84	$ 10.99
Income (loss) from investment operations: Net investment income[2].....................................................................................	0.07	0.21	0.27	0.25	0.19	0.19
Net realized and unrealized gain (loss).................................................................	(1.17)	1.83	(2.57)	2.22	0.26	(0.11)
Total from investment operations........................................................................	(1.10)	2.04	(2.30)	2.47	0.45	0.08
Less dividends and distributions from: Net investment income ......................................................................................	(0.20)	(0.26)	(0.36)	(0.19)	(0.18)	(0.23)
Net realized gain ...............................................................................................	(0.50)	(0.20)	—	—	—	—
Total dividends and distributions ........................................................................	(0.70)	(0.46)	(0.36)	(0.19)	(0.18)	(0.23)
Net asset value, end of period .........................................................................	$ 10.51	$ 12.31	$ 10.73	$ 13.39	$ 11.11	$ 10.84
Total return[3] ....................................................................................................	(8.49%)[4]	19.31%[4]	(17.64%)[4]	22.51%	4.19%	0.49%
Ratios and supplemental data: Net assets, end of period (000 omitted) ...............................................................	$ 44,985	$ 50,496	$ 43,416	$ 51,613	$65,633	$62,285
Ratio of expenses to average net assets[5] ............................................................	1.04%	1.04%	1.06%	1.06%	1.02%	1.04%
Ratio of expenses to average net assets prior to fees waived[5]...............................	1.14%	1.15%	1.10%	1.06%	1.02%	1.04%
Ratio of net investment income to average net assets ..........................................	1.25%	1.77%	2.21%	2.00%	1.78%	1.66%
Ratio of net investment income to average net assets prior to fees waived .............	1.15%	1.66%	2.17%	2.00%	1.78%	1.66%
Portfolio turnover ..............................................................................................	7%	137%[6]	13%	15%	19%	11%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	The average shares outstanding method has been applied for per share information.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

4	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
6	The Fund’s portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

Delaware VIP International Value Equity Series Service Class

	Year ended
	Six months ended 6/30/20[1] (Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period ................................................................	$ 12.26	$ 10.70	$ 13.36	$ 11.09	$ 10.82	$ 10.97
Income (loss) from investment operations: Net investment income[2].....................................................................................	0.05	0.17	0.24	0.22	0.16	0.16
Net realized and unrealized gain (loss).................................................................	(1.16)	1.83	(2.57)	2.21	0.26	(0.11)
Total from investment operations........................................................................	(1.11)	2.00	(2.33)	2.43	0.42	0.05
Less dividends and distributions from: Net investment income ......................................................................................	(0.17)	(0.24)	(0.33)	(0.16)	(0.15)	(0.20)
Net realized gain ...............................................................................................	(0.50)	(0.20)	—	—	—	—
Total dividends and distributions ........................................................................	(0.67)	(0.44)	(0.33)	(0.16)	(0.15)	(0.20)
Net asset value, end of period .........................................................................	$ 10.48	$ 12.26	$ 10.70	$ 13.36	$ 11.09	$ 10.82
Total return[3] ....................................................................................................	(8.63%)	18.95%	(17.90%)	22.18%	3.92%	0.24%
Ratios and supplemental data: Net assets, end of period (000 omitted) ...............................................................	$ 783	$ 705	$ 533	$ 361	$ 330	$ 147
Ratio of expenses to average net assets[4] ............................................................
Ratio of expenses to average net assets
prior to fees waived[4] ......................................................................................
	1.34% 1.44%	1.34% 1.45%	1.35% 1.40%	1.31% 1.36%	1.27% 1.32%	1.29% 1.34%
Ratio of net investment income to average net assets ..........................................
Ratio of net investment income to average net assets
prior to fees waived........................................................................................
	0.95% 0.85%	1.47% 1.36%	1.92% 1.87%	1.75% 1.70%	1.53% 1.48%	1.41% 1.36%
Portfolio turnover ..............................................................................................	7%	137%[5]	13%	15%	19%	11%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	The average shares outstanding method has been applied for per share information.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

4	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
5	The Fund’s portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

PART B
STATEMENT OF ADDITIONAL INFORMATION

Dated September [_], 2020

Acquisition of the Assets of:
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (a series of Delaware VIP Trust)
By and in exchange for shares of:
DELAWARE VIP INTERNATIONAL SERIES (a series of Delaware VIP Trust)

DELAWARE FUNDS® by Macquarie
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
(800) 523-1918

This Statement of Additional Information, relating specifically to the Reorganization of Delaware VIP International Value Equity Series (the “Acquired Series”) into Delaware VIP International Series (the “Acquiring Series” and together with the Acquired Series, the “Series”) consists of this document and the following described documents, each of which is incorporated by reference herein:

•	The two Statements of Additional Information of the Trust dated April 29, 2020;
•
The audited financial statements and related Report of the Independent Registered Public Accounting Firm for the Acquired Series included in the Trust’s Annual Report for the fiscal year ended Dec. 31, 2019;

•
The audited financial statements and related Report of the Independent Registered Public Accounting Firm for the Acquiring Series included in the Trust’s Annual Report for the fiscal year ended Dec. 31, 2019;

•	The unaudited financial statements for the Acquired Series included in the Trust’s Semiannual Report for the fiscal period ended June 30, 2020; and
•	The unaudited financial statements for the Acquiring Series included in the Trust’s Semiannual Report for the fiscal period ended June 30, 2020.

This Statement of Additional Information dated September [  ], 2020 is not a prospectus and should be read in conjunction with the information statement/prospectus.  The information statement/prospectus dated September [  ], 2020 (the “Information Statement/Prospectus”) relating to the above referenced matter may be obtained without charge from Delaware VIP Trust (the “Trust”), on behalf of the Series, by calling the telephone number above or by writing to the Trust at: P.O. Box 9876 Providence, RI 02940-8076 (regular mail) or 4400 Computer Drive Westborough, MA 01581-1722 (overnight courier service).
1

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

GENERAL INFORMATION	3

ADDITIONAL INFORMATION ABOUT THE ACQUIRED SERIES AND THE ACQUIRING SERIES	3

FINANCIAL STATEMENTS	3

PRO FORMA FINANCIAL INFORMATION	3

2

GENERAL INFORMATION
The Board of Trustees (“Board”) of the Trust reviewed and approved an Agreement and Plan of Reorganization (the “Plan”) that provides for the Reorganization of the Acquired Series with and into the Acquiring Series. The Board determined that the Reorganization is in the best interests of each Series and that the interests of shareholders of the respective Series will not be diluted as a result of the Reorganization.
Pursuant to the Plan, the reorganization of the Acquired Series into the Acquiring Series will consist of: (i) the acquisition by the Acquiring Series, of all of the property, assets and goodwill of the Acquired Series in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of the Acquiring Series; (ii) the assumption by the Acquiring Series, of all of the liabilities not discharged by the Acquired Series after using its best efforts to identify and discharge all of its unpaid liabilities and obligations, including all liabilities relating to operations prior to the closing of the Reorganization; (iii) the distribution of the Acquiring Series’ shares to the shareholders of the Acquired Series according to their respective interests in complete liquidation of the Acquired Series; and (iv) the dissolution of the Acquired Series as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED SERIES AND THE ACQUIRING SERIES

This Statement of Additional Information incorporates by reference the following documents, which contain additional information about the Acquired Series and the Acquiring Series:

•
The Statement of Additional Information of the Trust with respect to the Acquired and Acquiring Series, as filed with the Securities and Exchange Commission (“SEC”) on May 4, 2020 (Registration Nos. 033-14363 and 811-05162, EDGAR accession number 0001206774-20-001475); and

FINANCIAL STATEMENTS

Historical financial information regarding the Acquired Series and the Acquiring Series is included in the following documents, which are incorporated by reference herein:

•
The audited financial statements and financial highlights and related Report of the Independent Registered Public Accounting Firm for the Acquired and Acquiring Series included in the Trust’s Annual Report for the fiscal year ended Dec. 31, 2019 as filed with the SEC on March 9, 2020 (Registration Nos. 033-14363 and 811-05162, EDGAR accession number 0001206774-20-000740);

•
The unaudited financial statements and financial highlights for the Acquired and Acquiring Series included in the Trust’s Semi-Annual Report for the fiscal period ended June 30, 2020 as filed with the SEC on Sept. 4, 2020 (Registration Nos. 033-14363 and 811-05162, EDGAR accession number 0001206774-20-002735).

PRO FORMA FINANCIAL INFORMATION

The Reorganization of Acquired Series into the Acquiring Series is not subject to the pro forma financial statements under Item 11.01 of Regulation S-X because the net asset value of the Acquired Series does not exceed 10 percent of the Acquiring Series’ net asset value.

3

PART C
(Delaware VIP® Trust)
N-14

OTHER INFORMATION
Item 15.	Indemnification.

Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.  Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a)
Executed Amended and Restated Agreement and Declaration of Trust (August 22, 2002) of Delaware VIP Trust (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

			(i)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.
			(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 51 filed July 8, 2009.
			(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.
			(iv)	Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
		(b)	Executed Certificate of Trust (December 17, 1998) (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.
			(i)	Executed Certificate of Amendment (November 26, 2002) to the Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
			(ii)	Executed Certificate of Amendment (December 3, 2003) to the Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
	(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant.
		(a)	Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Information Statement.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).
(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(i) Executed Amendment No. 4 (July 19, 2019) to Exhibit A of the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.
(b)
Executed Sub-Advisory Agreement (June 1, 2016) between Jackson Square Partners, LLC and Delaware Management Company (a series of Macquarie Investment Management Business Trust, formerly, Delaware Management Business Trust) relating to Delaware VIP U.S. Growth Series incorporated into this filing by reference to Post-Effective Amendment No. 71 filed April 27, 2017.

(c)
Executed Sub-Advisory Agreement (May 30, 2019) between Macquarie Funds Management Hong Kong Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed April 29, 2020.

(i)
Executed Amendment No. 1 (December 6, 2019) to Schedule 1 of the Sub-Advisory Agreement between Macquarie Funds Management Hong Kong Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed April 29, 2020.

(d)
Executed Sub-Advisory Agreement (May 30, 2019) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed April 29, 2020.

(i)
Executed Amendment No. 1 (December 6, 2019) to Schedule 1 of the Sub-Advisory Agreement between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed April 29, 2020.

(e)
Executed Sub-Advisory Agreement (July 19, 2019) between Smith Asset Management Group, LP and Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to Delaware VIP Growth Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.

(f)
Executed Sub-Advisory Agreement (July 19, 2019) between Ziegler Capital Management, LLC and Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to Delaware VIP Covered Call Strategy Series incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.

(g)
Executed Investment Advisory Expense Limitation Letter (October 4, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.

(h)
Executed Investment Advisory Expense Limitation Letter (April 24, 2020) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 83 filed April 29, 2020.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreements.
(i)
Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 58 filed April 27, 2012.

		(ii)	Executed Amendment No. 3 (July 19, 2019) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.
(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration.

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed February 13, 2009.

		(i)	Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
		(ii)	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.
(b)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed April 15, 2011.
		(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Service Class (April 19, 2001) (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed April 27, 2012.
	(b)	Multiple Class Plan Pursuant to Rule 18f-3 (May 1, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;
	(a)	Opinion and Consent of Counsel (September 2020) relating to the Registrant attached as Exhibit No. EX-99.11.a.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel regarding tax matters to be filed by Amendment.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

(i) Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.
(ii) Executed Amendment No. 3 (October 4, 2019) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.
(iii) Executed Amended and Restated Schedule B (July 1, 2018) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 76 filed April 30, 2019.
(iv)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

(2)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.

(3)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.

	(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
		(a)	Consent of Independent Registered Public Accounting Firm (September 2020) attached as Exhibit No. EX-99.14.a.
	(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable
	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
		(a)	Powers of Attorney (September 1, 2020) attached as Exhibit No. EX-99.16.a.
	(17)	Any additional exhibits which the Registrant may wish to file.
(a)
Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (June 30, 2017) incorporated into this filing by reference to Post-Effective Amendment No. 85 filed July 2, 2020.

		(b)	Jackson Square Partners, LLC Code of Ethics (October 2014) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
		(c)	Code of Ethics for Macquarie Funds Management Hong Kong Limited (February 2016) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.
		(d)	Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (August 2018) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.
		(e)	Code of Ethics for Macquarie Investment Management Europe Limited (September 2017) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.
		(f)	Code of Ethics for Macquarie Investment Management Global Limited (June 2016) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.
		(g)	Code of Ethics for Smith Asset Management Group, L.P. (August 2018) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.
		(h)	Code of Ethics for Ziegler Capital Management, LLC (April 8, 2016) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.
Item 17.	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on this 10th day of September, 2020.

DELAWARE VIP TRUST

By:	/s/ Richard Salus
Richard Salus Senior Vice President/Chief Financial Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	September 10, 2020
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	September 10, 2020
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	September 10, 2020
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	September 10, 2020
Ann D. Borowiec

Joseph W. Chow	*	Trustee	September 10, 2020
Joseph W. Chow

John A. Fry	*	Trustee	September 10, 2020
John A. Fry

Lucinda S. Landreth	*	Trustee	September 10, 2020
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	September 10, 2020
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	September 10, 2020
Thomas K. Whitford

Christianna Wood	*	Trustee	September 10, 2020
Christianna Wood

Janet L. Yeomans	*	Trustee	September 10, 2020
Janet L. Yeomans

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	September 10, 2020
Richard Salus		(Principal Financial Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware VIP® Trust N-4)

Exhibit No.	Exhibit
EX-99.11.a	Opinion and Consent of Counsel (September 2020) relating to the Registrant
EX-99.14	Consent of Independent Registered Public Accounting Firm (September 2020)
EX-99.16.a	Powers of Attorney (September 1, 2020)